Performance Fees Liability (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of changes in performance fee liability
The following table summarizes the movement in performance fees liability for the years ended December 31, 2021 and December 31, 2020:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Balance, beginning of year	$6,242	$5,077
Performance fees expense	42,272	1,055
Payments	(196)	—
Translation adjustment	40	110
Balance, end of year	$48,358	$6,242